UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

BNY Mellon Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2020

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Stock Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Stock Index Fund, Inc., covering the six-month period from January 1, 2020 through June 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a positive end to 2019, investors were optimistic. Expectations for robust economic growth, accommodative policies from the U.S. Federal Reserve (the “Fed”) and healthy U.S. consumer spending helped support equity valuations in the U.S. well into January and February of 2020. However, the euphoria was short-lived, as concerns over the spread of COVID-19 began to roil markets. Early signs of market turmoil began in China and adjacent areas of the Pacific Rim, which were heavily affected by the virus early in 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. U.S. stocks began to show signs of volatility in March 2020 and posted historic losses during that month. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies, and equity valuations began to rebound, trending upward in April, May and June 2020.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. When the threat posed by COVID-19 began to emerge, a flight-to-quality ensued and rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. Both actions worked to support bond valuations throughout April, May and June 2020.

We believe the near-term outlook for the U.S. will be challenging, as the country contends with the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2020 through June 30, 2020, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2020, BNY Mellon Stock Index Fund, Inc.’s Initial Shares produced a total return of -3.29%, and its Service Shares produced a total return of
-3.42%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of -3.07% for the same period.2,3

U.S. equities lost ground over the reporting period, in an environment of volatility brought on by the COVID-19 pandemic. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index. The fund may also use stock index futures contracts, whose performance is tied to the Index, or invest in exchange-traded funds, typically when the fund’s available cash balances cannot otherwise be efficiently or effectively invested directly.

A Tale of Two Markets

Markets gave way to extreme risk aversion over the start of the review period, as the global scope of the COVID-19 pandemic, and its alarming humanitarian and economic implications, became apparent. Equity valuations in the U.S. remained robust throughout January and February 2020, while markets in areas that experienced the virus earlier, such as China, began to experience volatility closer to the start of the year. Financial markets also had to contend with a second major, exogenous shock in the form of an oil price war between Saudi Arabia and Russia, which resulted in the oil price falling precipitously in March 2020. The West Texas Intermediate May 2020 contract would later tumble into negative territory, as plunging demand for the commodity gave rise to shortages of storage capacity in the U.S. Central bank responses to the crisis ramped up dramatically, as financial markets became progressively more distressed. Governments were also proactive and launched an unprecedented array of fiscal initiatives that sought to offset the economic impact of widespread lockdown measures. Such action latterly provided some comfort, and indices began to rally towards the end of March 2020.

U.S. equities went on to stage a recovery during the second half of the reporting period. The unprecedented array of stimulus that was briskly deployed by central banks and governments globally helped to buoy investor confidence and support security valuations. Investors began to anticipate a move towards economic normalization as lockdown measures eased. Pullbacks did punctuate the rally and were typically driven by fears of rising infection rates, as was witnessed in the U.S. towards the end of June 2020. Geopolitics also weighed periodically, as the U.S. and China maintained their confrontational rhetoric across a range of issues including trade, technology and political change in Hong Kong.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

According to the S&P family of indices, large-cap stocks generally outperformed mid- and small-cap counterparts during the reporting period.

Technology Companies Lead U.S. Large-Cap Markets

During the six-month period, the S&P 500 Index posted negative results. The COVID-19 pandemic changed a lot of consumer behaviors, which heavily affected performance trends during the first half of 2020. Within the information technology sector, a shift toward working from home caused growth for software companies and providers of cloud-based technology. Semiconductors and semiconductor equipment companies also saw resilient valuations, as demand for chips increased substantially as the lockdown began. Consumers of chips foresaw a drop-off in availability, as chip manufacturers closed their doors and front-loaded their purchases, increasing revenue for chip manufacturers. Video game chip maker NVIDIA was among the leading performers in the industry. The consumer discretionary sector also produced a positive return, led by the internet and direct marketing industry, of which retail giant Amazon.com and eBay are a part. The specialty retail sector was also resilient, as people bought items to spruce up their homes. The communication services sector also benefited from shifting behaviors. Facebook and Netflix were two primary drivers of performance within the sector, as people staying home spent more time on social media and enjoying streaming programming.

Conversely, several sectors within the index did not fare so well. The financials sector was among the worst performing areas of the market. Banks and insurance companies were the hardest hit. Banks suffered from a low rate environment. They cut dividends and halted share buybacks. Valuations were also depressed by investor concern over borrowers’ ability to make scheduled loan payments. Insurance companies struggled with uncertainty regarding future costs of claim payments associated with COVID-19. The industrials sector also did poorly. Aerospace and defense lagged the most. A lack of travel has curbed new orders for planes, and airlines were also hurt by this trend. Industrial conglomerates also lagged the broader market. Lastly, the energy sector faced pressure during the period. A disagreement between Russia and Saudi Arabia helped push oil prices to historic lows, and reduced commuter demand for gasoline compounded the issue. Many refiners, drillers and other sector businesses faced reduced growth projections and stock valuations fell precipitously.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications continue to impact markets and the economy, the U.S. government and Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques. As always, we will continue to monitor the factors affecting the fund’s investments.

July 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Stock Index Fund, Inc. made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon Investment Adviser, Inc. fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Stock Index Fund, Inc. from January 1, 2020 to June 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2020

	Initial Shares	Service Shares
Expense paid per $1,000†	$1.32	$2.54
Ending value (after expenses)	$967.10	$965.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2020

	Initial Shares	Service Shares
Expense paid per $1,000†	$1.36	$2.61
Ending value (after expenses)	$1,023.52	$1,022.28

†  Expenses are equal to the fund’s annualized expense ratio of .27% for Initial Shares and .52% for Service Shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - .3%
Aptiv	25,138		1,958,753
BorgWarner	19,611	[a]	692,268
Ford Motor	380,375		2,312,680
General Motors	122,153		3,090,471
			8,054,172
Banks - 3.6%
Bank of America	757,681		17,994,924
Citigroup	202,117		10,328,179
Citizens Financial Group	42,866		1,081,938
Comerica	14,329		545,935
Fifth Third Bancorp	71,140		1,371,579
First Republic Bank	16,314		1,729,121
Huntington Bancshares	105,000		948,675
JPMorgan Chase & Co.	295,580		27,802,255
KeyCorp	99,628		1,213,469
M&T Bank	12,962		1,347,659
People's United Financial	42,625		493,171
Regions Financial	94,852		1,054,754
SVB Financial Group	5,106	[b]	1,100,496
The PNC Financial Services Group	41,191		4,333,705
Truist Financial	130,338		4,894,192
U.S. Bancorp	132,975		4,896,139
Wells Fargo & Co.	361,923		9,265,229
Zions Bancorp	16,893		574,362
			90,975,782
Capital Goods - 5.5%
3M	55,678		8,685,211
A.O. Smith	14,483	[a]	682,439
Allegion	8,759		895,345
AMETEK	21,772		1,945,764
Carrier Global	78,391		1,741,848
Caterpillar	52,918		6,694,127
Cummins	14,538		2,518,854
Deere & Co.	30,623		4,812,404
Dover	14,604		1,410,162
Eaton	38,845		3,398,161
Emerson Electric	58,064		3,601,710
Fastenal	55,380		2,372,479
Flowserve	13,523		385,676
Fortive	28,424		1,923,168
Fortune Brands Home & Security	13,088		836,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 5.5% (continued)
General Dynamics	22,318		3,335,648
General Electric	846,751		5,783,309
Honeywell International	68,038		9,837,614
Howmet Aerospace	37,822		599,479
Huntington Ingalls Industries	4,050		706,685
IDEX	7,267		1,148,477
Illinois Tool Works	27,954		4,887,757
Ingersoll Rand	33,163	[b]	932,544
Jacobs Engineering Group	12,902		1,094,090
Johnson Controls International	72,271		2,467,332
L3Harris Technologies	20,939		3,552,720
Lockheed Martin	24,048		8,775,596
Masco	25,647		1,287,736
Northrop Grumman	14,985		4,606,988
Otis Worldwide	39,195		2,228,628
PACCAR	34,087		2,551,412
Parker-Hannifin	12,713		2,329,912
Pentair	15,827		601,268
Quanta Services	13,584		532,900
Raytheon Technologies	141,500		8,719,230
Rockwell Automation	11,312		2,409,456
Roper Technologies	9,956		3,865,517
Snap-on	5,356		741,860
Stanley Black & Decker	14,661		2,043,450
Teledyne Technologies	3,328	[b]	1,034,842
Textron	23,448		771,674
The Boeing Company	51,878		9,509,237
Trane Technologies	23,416		2,083,556
TransDigm Group	4,720	[b]	2,086,476
United Rentals	7,291	[a,b]	1,086,651
W.W. Grainger	4,084		1,283,029
Westinghouse Air Brake Technologies	17,409		1,002,236
Xylem	16,898		1,097,694
			136,899,067
Commercial & Professional Services - .8%
Cintas	8,334	[b]	2,219,844
Copart	19,568	[b]	1,629,427
Equifax	11,489		1,974,729
IHS Markit	38,396		2,898,898
Nielsen Holdings	32,535		483,470
Republic Services	20,661		1,695,235
Robert Half International	12,434		656,888
Rollins	13,864	[a]	587,695

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - .8% (continued)
Verisk Analytics	15,984		2,720,477
Waste Management	38,112		4,036,442
			18,903,105
Consumer Durables & Apparel - 1.0%
D.R. Horton	31,838		1,765,417
Garmin	13,756		1,341,210
Hanesbrands	34,088	[a]	384,854
Hasbro	12,215		915,514
Leggett & Platt	13,562		476,704
Lennar, Cl. A	26,348		1,623,564
Mohawk Industries	5,952	[b]	605,676
Newell Brands	40,827		648,333
NIKE, Cl. B	119,624		11,729,133
NVR	334	[b]	1,088,423
PulteGroup	24,899		847,313
PVH	7,721		370,994
Ralph Lauren	5,045		365,863
Tapestry	26,775		355,572
Under Armour, Cl. A	16,914	[b]	164,742
Under Armour, Cl. C	16,990	[b]	150,192
VF	31,457		1,916,990
Whirlpool	6,224	[a]	806,195
			25,556,689
Consumer Services - 1.5%
Carnival	45,131	[a]	741,051
Chipotle Mexican Grill	2,437	[b]	2,564,601
Darden Restaurants	12,205		924,773
Domino's Pizza	3,747		1,384,292
H&R Block	20,599	[a]	294,154
Hilton Worldwide Holdings	27,704		2,034,859
Las Vegas Sands	32,628		1,485,879
Marriott International, Cl. A	26,407		2,263,872
McDonald's	72,328		13,342,346
MGM Resorts International	49,579	[a]	832,927
Norwegian Cruise Line Holdings	20,819	[a,b]	342,056
Royal Caribbean Cruises	16,660	[a]	837,998
Starbucks	113,264		8,335,098
Wynn Resorts	9,461	[a]	704,750
Yum! Brands	29,195		2,537,337
			38,625,993
Diversified Financials - 4.5%
American Express	64,232		6,114,886
Ameriprise Financial	11,886		1,783,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Diversified Financials - 4.5% (continued)
Berkshire Hathaway, Cl. B	188,174	[b]	33,590,941
BlackRock	14,909		8,111,838
Capital One Financial	44,313		2,773,551
Cboe Global Markets	10,539		983,078
CME Group	34,757		5,649,403
Discover Financial Services	30,765		1,541,019
E*Trade Financial	22,771		1,132,402
Franklin Resources	28,607	[a]	599,889
Intercontinental Exchange	53,250		4,877,700
Invesco	37,067	[a]	398,841
MarketAxess Holdings	3,617		1,811,828
Moody's	15,805		4,342,108
Morgan Stanley	115,567		5,581,886
MSCI	8,216		2,742,665
Nasdaq	11,253		1,344,396
Northern Trust	20,899		1,658,127
Raymond James Financial	12,526		862,165
S&P Global	23,355		7,695,005
State Street	34,183		2,172,330
Synchrony Financial	52,557		1,164,663
T. Rowe Price Group	22,095		2,728,733
The Bank of New York Mellon	78,270		3,025,136
The Charles Schwab	111,473		3,761,099
The Goldman Sachs Group	30,017		5,931,960
			112,379,024
Energy - 2.8%
Apache	36,754		496,179
Baker Hughes	62,685		964,722
Cabot Oil & Gas	41,368		710,702
Chevron	181,696		16,212,734
Concho Resources	19,447		1,001,521
ConocoPhillips	104,075		4,373,232
Devon Energy	38,703		438,892
Diamondback Energy	15,679	[a]	655,696
EOG Resources	56,051		2,839,544
Exxon Mobil	409,411		18,308,860
Halliburton	83,480		1,083,570
Hess	24,946		1,292,452
HollyFrontier	15,257		445,504
Kinder Morgan	187,577		2,845,543
Marathon Oil	83,404		510,432
Marathon Petroleum	63,422		2,370,714
National Oilwell Varco	36,875		451,719

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 2.8% (continued)
Noble Energy	46,928		420,475
Occidental Petroleum	86,974		1,591,624
ONEOK	39,719		1,319,465
Phillips 66	43,160		3,103,204
Pioneer Natural Resources	16,413		1,603,550
Schlumberger	133,114		2,447,966
TechnipFMC	42,561		291,117
The Williams Companies	117,434		2,233,595
Valero Energy	40,148		2,361,505
			70,374,517
Food & Staples Retailing - 1.5%
Costco Wholesale	42,748		12,961,621
Sysco	49,376		2,698,892
The Kroger Company	77,595		2,626,591
Walgreens Boots Alliance	71,517		3,031,606
Walmart	137,120		16,424,234
			37,742,944
Food, Beverage & Tobacco - 3.5%
Altria Group	181,339		7,117,556
Archer-Daniels-Midland	54,408		2,170,879
Brown-Forman, Cl. B	17,426	[a]	1,109,339
Campbell Soup	16,559		821,823
Conagra Brands	46,939		1,650,845
Constellation Brands, Cl. A	15,936		2,788,003
General Mills	58,607		3,613,122
Hormel Foods	26,601		1,284,030
Kellogg	24,614		1,626,001
Lamb Weston Holdings	13,916		889,650
McCormick & Co.	11,656		2,091,203
Molson Coors Beverage, Cl. B	17,922		615,800
Mondelez International, Cl. A	139,795		7,147,718
Monster Beverage	36,297	[b]	2,516,108
PepsiCo	134,009		17,724,030
Philip Morris International	150,732		10,560,284
The Coca-Cola Company	374,160		16,717,469
The Hershey Company	14,348		1,859,788
The J.M. Smucker Company	11,004		1,164,333
The Kraft Heinz Company	58,974		1,880,681
Tyson Foods, Cl. A	28,200		1,683,822
			87,032,484
Health Care Equipment & Services - 6.6%
Abbott Laboratories	171,244		15,656,839
ABIOMED	4,354	[b]	1,051,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 6.6% (continued)
Align Technology	6,953	[b]	1,908,181
AmerisourceBergen	14,093		1,420,152
Anthem	24,295		6,389,099
Baxter International	49,133		4,230,351
Becton Dickinson & Co.	28,529		6,826,134
Boston Scientific	138,129	[b]	4,849,709
Cardinal Health	28,800		1,503,072
Centene	56,071	[b]	3,563,312
Cerner	29,559		2,026,269
Cigna	35,777		6,713,554
CVS Health	126,093		8,192,262
Danaher	60,915		10,771,599
DaVita	8,184	[b]	647,682
Dentsply Sirona	22,663		998,532
DexCom	8,841	[b]	3,584,141
Edwards Lifesciences	60,138	[b]	4,156,137
HCA Healthcare	25,654		2,489,977
Henry Schein	14,504	[b]	846,889
Hologic	25,110	[b]	1,431,270
Humana	12,664		4,910,466
IDEXX Laboratories	8,425	[b]	2,781,598
Intuitive Surgical	11,209	[b]	6,387,224
Laboratory Corp. of America Holdings	9,280	[b]	1,541,501
McKesson	15,323		2,350,855
Medtronic	129,827		11,905,136
Quest Diagnostics	12,828		1,461,879
ResMed	13,894		2,667,648
STERIS	7,749		1,189,007
Stryker	30,974		5,581,205
Teleflex	4,405		1,603,332
The Cooper Companies	4,705		1,334,526
UnitedHealth Group	91,821		27,082,604
Universal Health Services, Cl. B	8,067		749,344
Varian Medical Systems	9,102	[b]	1,115,177
West Pharmaceutical Services	7,081		1,608,591
Zimmer Biomet Holdings	19,850		2,369,296
			165,896,302
Household & Personal Products - 1.9%
Church & Dwight	23,552		1,820,570
Colgate-Palmolive	83,378		6,108,272
Coty, Cl. A	31,079		138,923
Kimberly-Clark	33,032		4,669,073
The Clorox Company	12,395		2,719,091

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Household & Personal Products - 1.9% (continued)
The Estee Lauder Companies, Cl. A	21,586		4,072,846
The Procter & Gamble Company	239,844		28,678,147
			48,206,922
Insurance - 1.9%
Aflac	71,285		2,568,399
American International Group	84,529		2,635,614
Aon, Cl. A	22,426		4,319,248
Arthur J. Gallagher & Co.	17,897		1,744,779
Assurant	5,877		607,035
Chubb	44,149		5,590,146
Cincinnati Financial	14,383		920,943
Everest Re Group	4,026		830,161
Globe Life	9,670		717,804
Lincoln National	19,958		734,255
Loews	23,573		808,318
Marsh & McLennan	49,322		5,295,703
MetLife	76,495		2,793,597
Principal Financial Group	25,673		1,066,456
Prudential Financial	38,820		2,364,138
The Allstate	30,506		2,958,777
The Hartford Financial Services Group	35,012		1,349,713
The Progressive	56,641		4,537,511
The Travelers Companies	24,547		2,799,585
Unum Group	21,629		358,825
W.R. Berkley	13,911		796,961
Willis Towers Watson	12,545		2,470,738
			48,268,706
Materials - 2.5%
Air Products & Chemicals	21,268		5,135,371
Albemarle	10,159	[a]	784,376
Amcor	156,656		1,599,458
Avery Dennison	8,174		932,572
Ball	30,990		2,153,495
Celanese	11,858		1,023,820
CF Industries Holdings	20,514		577,264
Corteva	72,854		1,951,759
Dow	72,870		2,970,181
DuPont de Nemours	70,620		3,752,041
Eastman Chemical	13,764		958,525
Ecolab	23,983		4,771,418
FMC	12,626		1,257,802
Freeport-McMoRan	140,492		1,625,492
International Flavors & Fragrances	10,257	[a]	1,256,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 2.5% (continued)
International Paper	37,447		1,318,509
Linde	50,924		10,801,490
LyondellBasell Industries, Cl. A	25,168		1,654,041
Martin Marietta Materials	5,913		1,221,448
Newmont	77,847		4,806,274
Nucor	30,626		1,268,223
Packaging Corp. of America	9,232		921,354
PPG Industries	23,130		2,453,168
Sealed Air	14,502		476,391
The Mosaic Company	33,778		422,563
The Sherwin-Williams Company	7,955		4,596,797
Vulcan Materials	12,712		1,472,685
WestRock	25,043		707,715
			62,870,304
Media & Entertainment - 8.7%
Activision Blizzard	74,278		5,637,700
Alphabet, Cl. A	29,050	[b]	41,194,352
Alphabet, Cl. C	28,361	[b]	40,091,393
Charter Communications, Cl. A	14,625	[b]	7,459,335
Comcast, Cl. A	440,847		17,184,216
Discovery, Cl. A	14,333	[a,b]	302,426
Discovery, Cl. C	30,869	[b]	594,537
DISH Network, Cl. A	23,159	[b]	799,217
Electronic Arts	28,551	[b]	3,770,160
Facebook, Cl. A	232,861	[b]	52,875,747
Fox, Cl. A	33,690		903,566
Fox, Cl. B	15,868		425,897
Live Nation Entertainment	12,512	[b]	554,657
Netflix	42,567	[b]	19,369,688
News Corporation, Cl. A	36,334		430,921
News Corporation, Cl. B	9,746		116,465
Omnicom Group	21,152		1,154,899
Take-Two Interactive Software	11,051	[b]	1,542,388
The Interpublic Group of Companies	35,615		611,153
The Walt Disney Company	174,852	[b]	19,497,747
Twitter	74,339	[b]	2,214,559
ViacomCBS, Cl. B	53,761	[a]	1,253,707
			217,984,730
Pharmaceuticals Biotechnology & Life Sciences - 7.9%
AbbVie	170,348		16,724,767
Agilent Technologies	29,387		2,596,929
Alexion Pharmaceuticals	21,733	[b]	2,439,312
Amgen	57,062		13,458,643

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.9% (continued)
Biogen	15,885	[b]	4,250,032
Bio-Rad Laboratories, Cl. A	1,907	[b]	860,991
Bristol-Myers Squibb	219,550		12,909,540
Eli Lilly & Co.	81,128		13,319,595
Gilead Sciences	122,237		9,404,915
Illumina	14,263	[b]	5,282,302
Incyte	16,915	[b]	1,758,653
IQVIA Holdings	17,375	[b]	2,465,165
Johnson & Johnson	255,085		35,872,604
Merck & Co.	244,731		18,925,048
Mettler-Toledo International	2,299	[b]	1,851,959
Mylan	48,602	[b]	781,520
PerkinElmer	10,394		1,019,547
Perrigo	13,029		720,113
Pfizer	537,640		17,580,828
Regeneron Pharmaceuticals	9,753	[b]	6,082,458
Thermo Fisher Scientific	38,295		13,875,810
Vertex Pharmaceuticals	25,079	[b]	7,280,684
Waters	6,025	[b]	1,086,910
Zoetis	46,247		6,337,689
			196,886,014
Real Estate - 2.8%
Alexandria Real Estate Equities	12,089	[c]	1,961,440
American Tower	42,913	[c]	11,094,727
Apartment Investment & Management, Cl. A	14,738	[c]	554,738
AvalonBay Communities	13,365	[c]	2,066,764
Boston Properties	14,020	[c]	1,267,128
CBRE Group, Cl. A	32,385	[b]	1,464,450
Crown Castle International	39,983	[c]	6,691,155
Digital Realty Trust	25,866	[c]	3,675,817
Duke Realty	34,773	[c]	1,230,616
Equinix	8,547	[c]	6,002,558
Equity Residential	33,949	[c]	1,996,880
Essex Property Trust	6,406	[c]	1,468,063
Extra Space Storage	12,324	[c]	1,138,368
Federal Realty Investment Trust	7,039	[c]	599,793
Healthpeak Properties	51,673	[c]	1,424,108
Host Hotels & Resorts	71,740	[c]	774,075
Iron Mountain	27,062	[a,c]	706,318
Kimco Realty	40,544	[c]	520,585
Mid-America Apartment Communities	10,982	[c]	1,259,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 2.8% (continued)
Prologis	71,445	[c]	6,667,962
Public Storage	14,486	[c]	2,779,719
Realty Income	33,105	[c]	1,969,748
Regency Centers	16,399	[c]	752,550
SBA Communications	10,849	[c]	3,232,134
Simon Property Group	29,865	[c]	2,042,169
SL Green Realty	8,687	[a,c]	428,182
UDR	28,172	[c]	1,053,069
Ventas	35,704	[c]	1,307,480
Vornado Realty Trust	15,485	[c]	591,682
Welltower	39,152	[c]	2,026,116
Weyerhaeuser	72,410	[c]	1,626,329
			70,374,029
Retailing - 7.9%
Advance Auto Parts	6,934		987,748
Amazon.com	40,571	[b]	111,928,086
AutoZone	2,266	[b]	2,556,320
Best Buy	22,663		1,977,800
Booking Holdings	4,009	[b]	6,383,691
CarMax	16,326	[a,b]	1,461,993
Dollar General	24,327		4,634,537
Dollar Tree	23,040	[b]	2,135,347
eBay	64,545		3,385,385
Expedia Group	13,420		1,103,124
Genuine Parts	13,629		1,185,178
Kohl's	15,638		324,801
L Brands	21,095		315,792
LKQ	29,347	[b]	768,891
Lowe's	73,533		9,935,779
O'Reilly Automotive	7,205	[b]	3,038,132
Ross Stores	34,485		2,939,501
Target	49,024		5,879,448
The Gap	19,500		246,090
The Home Depot	104,253		26,116,419
The TJX Companies	116,089		5,869,460
Tiffany & Co.	10,062		1,226,960
Tractor Supply	11,426		1,505,833
Ulta Beauty	5,371	[b]	1,092,569
			196,998,884
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices	112,786	[b]	5,933,671
Analog Devices	35,946		4,408,417
Applied Materials	89,497		5,410,094

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 4.8% (continued)
Broadcom	38,673		12,205,586
Intel	410,681		24,571,044
KLA	15,045		2,925,952
Lam Research	14,058		4,547,201
Maxim Integrated Products	26,447		1,602,953
Microchip Technology	23,051	[a]	2,427,501
Micron Technology	107,580	[b]	5,542,522
NVIDIA	59,530		22,616,042
Qorvo	10,895	[b]	1,204,224
Qualcomm	109,510		9,988,407
Skyworks Solutions	16,099		2,058,418
Texas Instruments	89,011		11,301,727
Xilinx	23,605		2,322,496
			119,066,255
Software & Services - 15.0%
Accenture, Cl. A	61,388		13,181,231
Adobe	46,523	[b]	20,251,927
Akamai Technologies	15,907	[b]	1,703,481
Ansys	8,392	[b]	2,448,198
Autodesk	21,269	[b]	5,087,332
Automatic Data Processing	41,420		6,167,024
Broadridge Financial Solutions	11,453		1,445,254
Cadence Design Systems	27,003	[b]	2,591,208
Citrix Systems	10,829		1,601,717
Cognizant Technology Solutions, Cl. A	53,651		3,048,450
DXC Technology	26,162		431,673
Fidelity National Information Services	59,293		7,950,598
Fiserv	55,128	[b]	5,381,595
FleetCor Technologies	8,349	[b]	2,100,024
Fortinet	13,039	[b]	1,789,864
Gartner	8,783	[b]	1,065,641
Global Payments	29,011		4,920,846
International Business Machines	85,933		10,378,128
Intuit	25,032		7,414,228
Jack Henry & Associates	7,339		1,350,596
Leidos Holdings	12,424		1,163,756
Mastercard, Cl. A	85,369		25,243,613
Microsoft	734,472		149,472,397
NortonLifeLock	55,477		1,100,109
Oracle	201,999		11,164,485
Paychex	30,744		2,328,858
Paycom Software	4,642	[b]	1,437,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 15.0% (continued)
PayPal Holdings	113,683	[b]	19,806,989
salesforce.com	87,098	[b]	16,316,068
ServiceNow	18,443	[b]	7,470,522
Synopsys	14,615	[b]	2,849,925
The Western Union Company	41,493		897,079
Tyler Technologies	3,632	[b]	1,259,868
Verisign	9,783	[b]	2,023,418
Visa, Cl. A	163,542	[a]	31,591,408
			374,435,277
Technology Hardware & Equipment - 7.5%
Amphenol, Cl. A	28,682		2,748,022
Apple	395,014		144,101,107
Arista Networks	4,972	[b]	1,044,269
CDW	13,909		1,615,948
Cisco Systems	410,628		19,151,690
Corning	72,463		1,876,792
F5 Networks	6,076	[b]	847,480
FLIR Systems	13,035		528,830
Hewlett Packard Enterprise	126,764		1,233,414
HP	140,296		2,445,359
IPG Photonics	3,631	[b]	582,376
Juniper Networks	33,390		763,295
Keysight Technologies	17,807	[b]	1,794,589
Motorola Solutions	16,584		2,323,916
NetApp	22,627		1,003,960
Seagate Technology	21,574		1,044,397
TE Connectivity	32,041		2,612,944
Western Digital	28,434		1,255,361
Xerox Holdings	17,746		271,336
Zebra Technologies, Cl. A	4,947	[b]	1,266,185
			188,511,270
Telecommunication Services - 2.0%
AT&T	691,012		20,889,293
CenturyLink	92,857	[a]	931,356
T-Mobile US	54,050	[b]	5,629,307
Verizon Communications	400,642		22,087,393
			49,537,349
Transportation - 1.7%
Alaska Air Group	11,811		428,267
American Airlines Group	40,267	[a]	526,290
C.H. Robinson Worldwide	12,988		1,026,831
CSX	74,377		5,187,052
Delta Air Lines	56,248		1,577,756

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Transportation - 1.7% (continued)
Expeditors International of Washington	16,353		1,243,482
FedEx	23,176		3,249,739
J.B. Hunt Transport Services	8,273		995,573
Kansas City Southern	9,423		1,406,760
Norfolk Southern	24,905		4,372,571
Old Dominion Freight Line	9,205		1,561,076
Southwest Airlines	51,418		1,757,467
Union Pacific	65,798		11,124,468
United Airlines Holdings	24,196	[b]	837,424
United Parcel Service, Cl. B	67,712		7,528,220
			42,822,976
Utilities - 3.0%
Alliant Energy	23,207		1,110,223
Ameren	23,490		1,652,756
American Electric Power	47,859		3,811,491
American Water Works	17,152		2,206,776
Atmos Energy	11,178		1,113,105
CenterPoint Energy	52,258		975,657
CMS Energy	27,189		1,588,381
Consolidated Edison	31,626		2,274,858
Dominion Energy	81,135		6,586,539
DTE Energy	18,579		1,997,243
Duke Energy	71,098		5,680,019
Edison International	36,392		1,976,450
Entergy	19,156		1,797,024
Evergy	22,946		1,360,468
Eversource Energy	32,424		2,699,946
Exelon	93,659		3,398,885
FirstEnergy	51,952		2,014,699
NextEra Energy	47,258		11,349,954
NiSource	35,072		797,537
NRG Energy	24,777		806,739
Pinnacle West Capital	10,722		785,815
PPL	74,038		1,913,142
Public Service Enterprise Group	48,479		2,383,228
Sempra Energy	28,244		3,311,044
The AES	64,148		929,505
The Southern Company	101,060		5,239,961
WEC Energy Group	30,583		2,680,600
Xcel Energy	50,637		3,164,813
			75,606,858
Total Common Stocks (cost $791,439,476)			2,484,009,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Number of Rights		Value ($)
Rights - .0%
Telecommunication Services - .0%
T-Mobile US (cost $0)		36,982		6,213
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.15%, 2/25/21 (cost $1,473,564)		1,475,000	[d,e]	1,473,580
	1-Day Yield (%)	Shares
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,178,337)	0.22	17,178,337	[f]	17,178,337

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,340,379)	0.22	2,340,379	[f]	2,340,379
Total Investments (cost $812,431,756)		100.1%		2,505,008,162
Liabilities, Less Cash and Receivables		(.1%)		(2,418,035)
Net Assets		100.0%		2,502,590,127

aSecurity, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $48,742,004 and the value of the collateral was $49,277,524, consisting of cash collateral of $2,340,379 and U.S. Government & Agency securities valued at $46,937,145.

bNon-income producing security.

cInvestment in real estate investment trust within the United States.

dHeld by a counterparty for open exchange traded derivative contracts.

eSecurity is a discount security. Income is recognized through the accretion of discount.

fInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	27.2
Health Care	14.5
Consumer Discretionary	10.8
Communication Services	10.7
Financials	10.1
Industrials	7.9
Consumer Staples	6.9
Utilities	3.0
Energy	2.8
Real Estate	2.8
Materials	2.5
Investment Companies	.8
Government	.1
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/19($)	Purchases($)†	Sales($)	Value 6/30/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	35,090,153	221,315,353	(239,227,169)	17,178,337.7		181,227
Investment of Cash Collateral for Securities Loaded;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,597,917	25,550,232	(24,807,770)	2,340,379.1		-
Total	36,688,070	246,865,585	(264,034,939)	19,518,716.8		181,227

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FUTURES
June 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	131	9/18/2020	19,823,873	20,240,810	416,937
Gross Unrealized Appreciation				416,937

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $48,742,004)—Note 1(c):
Unaffiliated issuers	792,913,040	2,485,489,446
Affiliated issuers	19,518,716	19,518,716
Dividends and securities lending income receivable		1,978,625
Receivable for futures variation margin—Note 4		277,894
Receivable for shares of Common Stock subscribed		36,974
Prepaid expenses		12,402
		2,507,314,057
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		546,942
Liability for securities on loan—Note 1(c)		2,340,379
Payable for shares of Common Stock redeemed		1,646,227
Directors’ fees and expenses payable		19,993
Other accrued expenses		170,389
		4,723,930
Net Assets ($)		2,502,590,127
Composition of Net Assets ($):
Paid-in capital		825,305,616
Total distributable earnings (loss)		1,677,284,511
Net Assets ($)		2,502,590,127

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,327,876,971	174,713,156
Shares Outstanding	43,883,399	3,288,279
Net Asset Value Per Share ($)	53.05	53.13

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	24,551,432
Affiliated issuers	179,766
Income from securities lending—Note 1(c)	67,671
Interest	9,086
Total Income	24,807,955
Expenses:
Management fee—Note 3(a)	2,989,682
Distribution fees—Note 3(b)	214,978
Directors’ fees and expenses—Note 3(d)	93,404
Professional fees	65,125
Prospectus and shareholders’ reports	45,734
Loan commitment fees—Note 2	27,687
Registration fees	15,381
Chief Compliance Officer fees—Note 3(c)	8,595
Shareholder servicing costs—Note 3(c)	5,670
Miscellaneous	35,307
Total Expenses	3,501,563
Investment Income—Net	21,306,392
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,088,061
Net realized gain (loss) on futures	(7,095,546)
Capital gain distributions from affiliated issuers	1,461
Net Realized Gain (Loss)	12,993,976
Net change in unrealized appreciation (depreciation) on investments	(126,647,064)
Net change in unrealized appreciation (depreciation) on futures	151,792
Net Change in Unrealized Appreciation (Depreciation)	(126,495,272)
Net Realized and Unrealized Gain (Loss) on Investments	(113,501,296)
Net (Decrease) in Net Assets Resulting from Operations	(92,194,904)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations ($):
Investment income—net	21,306,392	42,881,117
Net realized gain (loss) on investments	12,993,976	166,593,924
Net change in unrealized appreciation (depreciation) on investments	(126,495,272)	456,235,071
Net Increase (Decrease) in Net Assets Resulting from Operations	(92,194,904)	665,710,112
Distributions ($):
Distributions to shareholders:
Initial Shares	(172,284,872)	(156,170,011)
Service Shares	(12,326,315)	(12,524,591)
Total Distributions	(184,611,187)	(168,694,602)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	302,222,251	266,353,027
Service Shares	4,963,332	4,947,696
Distributions reinvested:
Initial Shares	172,284,872	156,170,011
Service Shares	12,326,315	12,524,591
Cost of shares redeemed:
Initial Shares	(336,317,703)	(523,772,325)
Service Shares	(17,689,757)	(33,540,704)
Increase (Decrease) in Net Assets from Capital Stock Transactions	137,789,310	(117,317,704)
Total Increase (Decrease) in Net Assets	(139,016,781)	379,697,806
Net Assets ($):
Beginning of Period	2,641,606,908	2,261,909,102
End of Period	2,502,590,127	2,641,606,908
Capital Share Transactions (Shares):
Initial Shares
Shares sold	5,611,006	4,823,519
Shares issued for distributions reinvested	3,863,426	2,932,016
Shares redeemed	(6,415,152)	(9,589,995)
Net Increase (Decrease) in Shares Outstanding	3,059,280	(1,834,460)
Service Shares
Shares sold	105,934	93,755
Shares issued for distributions reinvested	276,252	235,292
Shares redeemed	(327,256)	(611,203)
Net Increase (Decrease) in Shares Outstanding	54,930	(282,156)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2020	Year Ended December 31,
Initial Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	59.95	48.98	53.48	45.86	43.42	44.99
Investment Operations:
Investment income—net[a]	.47	.96	.89	.85	.83	.80
Net realized and unrealized gain (loss) on investments	(3.24)	13.79	(3.27)	8.79	4.04	(.32)
Total from Investment Operations	(2.77)	14.75	(2.38)	9.64	4.87	.48
Distributions:
Dividends from investment income—net	(.46)	(.95)	(.90)	(.85)	(.88)	(.81)
Dividends from net realized gain on investments	(3.67)	(2.83)	(1.22)	(1.17)	(1.55)	(1.24)
Total Distributions	(4.13)	(3.78)	(2.12)	(2.02)	(2.43)	(2.05)
Net asset value, end of period	53.05	59.95	48.98	53.48	45.86	43.42
Total Return (%)	(3.29)[b]	31.18	(4.63)	21.53	11.71	1.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[c]	.27	.27	.27	.27	.27
Ratio of net investment income to average net assets	1.76[c]	1.75	1.65	1.71	1.91	1.81
Portfolio Turnover Rate	1.25[b]	2.94	3.69	2.90	3.87	3.74
Net Assets, end of period ($ x 1,000)	2,327,877	2,447,498	2,089,485	2,344,944	2,001,468	1,880,694

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2020	Year Ended December 31,
Service Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	60.03	49.05	53.54	45.91	43.47	45.03
Investment Operations:
Investment income—net[a]	.40	.82	.76	.72	.72	.69
Net realized and unrealized gain (loss) on investments	(3.24)	13.80	(3.27)	8.81	4.04	(.31)
Total from Investment Operations	(2.84)	14.62	(2.51)	9.53	4.76	.38
Distributions:
Dividends from investment income—net	(.39)	(.81)	(.76)	(.73)	(.77)	(.70)
Dividends from net realized gain on investments	(3.67)	(2.83)	(1.22)	(1.17)	(1.55)	(1.24)
Total Distributions	(4.06)	(3.64)	(1.98)	(1.90)	(2.32)	(1.94)
Net asset value, end of period	53.13	60.03	49.05	53.54	45.91	43.47
Total Return (%)	(3.42)[b]	30.84	(4.85)	21.22	11.44	.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.52	.52	.52	.52	.52
Ratio of net investment income to average net assets	1.51[c]	1.50	1.40	1.46	1.66	1.56
Portfolio Turnover Rate	1.25[b]	2.94	3.69	2.90	3.87	3.74
Net Assets, end of period ($ x 1,000)	174,713	194,109	172,424	208,762	200,670	203,044

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, which serves as the fund’s index manager (the “Index Manager”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities: †
Equity Securities- Common Stocks	2,484,009,653	-	-	2,484,009,653
Investment Companies	19,518,716	-	-	19,518,716
Rights	6,213			6,213
U.S. Treasury Securities	-	1,473,580	-	1,473,580
Other Financial Instruments;
Futures††	416,937	-	-	416,937

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities..

(b) Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2020, The Bank of New York Mellon earned $14,326 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2019 was as follows: ordinary income $42,207,571 and long-term capital gains $126,487,031. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays the custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2020, Service shares were charged $214,978 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2020, Initial shares were charged 4,713 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2020, the fund was charged $806 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2020, the fund was charged $8,595 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $502,156, Distribution Plan fees of $35,957, Shareholder Services Plan fees of $1,207, Chief Compliance Officer fees of $4,695 and transfer agency fees of $2,927.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2020, amounted to $30,258,803 and $40,232,260, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2020:

Average Market Value ($)
Equity futures	39,524,347

At June 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,692,993,343, consisting of $1,749,901,925 gross unrealized appreciation and $56,908,582 gross unrealized depreciation.

At June 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).

The State Law Cases: In 2008, approximately one year after the Tribune LBO concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, under the caption In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

section 546(e) of the Code, which exempts qualified transfers that were made “by or to (or for the benefit of) . . . a financial institution.” The fund is a registered investment company, which the Code defines as a “financial institution.”

On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court. During the pendency of the plaintiffs’ cert. petition, the Supreme Court ruled in another case, Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Management”), that Section 546(e) does not exempt qualified transfers from avoidance that merely passed through “financial institutions,” though it does exempt “financial institutions” themselves, like the fund.

On May 15, 2018, in response to the Merit Management decision, the Second Circuit issued an Order in the State Law Cases that “the mandate in this case is recalled in anticipation of further panel review.”

On December 19, 2019, the Second Circuit issued an Amended and Corrected Opinion affirming dismissal of the constructive fraudulent transfer claims notwithstanding Merit Mgmt., because there is an alternate basis for finding that the payments are safe-harbored under Section 546(e); namely, that, with respect to LBO payments, the Tribune Company is itself a “financial institution” because it was the customer of Computershare – a trust company and bank that acted as Tribune’s agent – and because all payments were made in connection with a securities contract.

On January 2, 2020, plaintiffs petitioned the Second Circuit for rehearing by the same panel of judges and/or rehearing en banc by all judges on the Court of Appeals for the Second Circuit. Plaintiffs sought this relief on numerous grounds, including that the panel rendered its decision using an incorrect construction of Section 546(e), improperly considered evidence, and an insufficiently developed factual record. Second Circuit rules state that parties opposing a petition for rehearing and rehearing en banc are not permitted to file a response unless requested by the Court. The Second Circuit did not request any oppositions to plaintiffs’ motion, instead issuing an order on February 6, 2020, denying plaintiffs’-appellants’ petition for rehearing and/or rehearing en banc.

In July 2020, plaintiffs filed a petition for certiorari to the U.S. Supreme Court seeking review of the Second Circuit’s Amended and Corrected Opinion affirming the dismissal of the constructive fraudulent transfer claims. Plaintiffs’ cert. petition identifies three purported errors allegedly justifying Supreme Court review; namely, that the Second Circuit erred in its application of the “presumption against preemption” in the context of the Bankruptcy Code, in its conclusion that the 546(e) safe harbor pre-

empts claims brought by creditors, and in its conclusion that the Tribune Company was a “financial institution.” Plaintiffs also formally abandoned their claims against certain defendants believed to have created a financial conflict that precluded a quorum among the Supreme Court justices.

The FitzSimons Litigation: On November 1, 2010, a case now styled, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS) was filed (“the FitzSimons Litigation”). Among other things, the complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On May 23, 2014, the defendants filed a motion to dismiss, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions.

Effective November 1, 2018, Judge Denise Cote was assigned to the case when Judge Richard Sullivan was elevated to the Second Circuit.

On November 30, 2018, the Court issued an Opinion and Order resolving the remaining motions by dismissing most, but not all, of the claims asserted against the individual defendants.

In January 2019, various state law claims asserted against certain individual defendants were dismissed.

Between February and early April 2019, plaintiffs and certain defendants attempted to resolve the dispute through mediation, but ultimately decided to await the Second Circuit’s review of its May 29, 2016 decision before attempting to negotiate a settlement.

On April 4, 2019, plaintiff filed a motion to amend the FitzSimons complaint to add a claim for constructive fraudulent transfer from defendants subject to clawback under the Bankruptcy Code. On April 10, 2019, the affected defendants opposed the motion.

On April 23, 2019, Judge Cote denied plaintiff’s motion to amend the complaint to add a new constructive fraudulent transfer claim because such amendment would be futile and would result in substantial prejudice to the shareholder defendants given that the only claim against the shareholder defendants in FitzSimons has been dismissed for over two years, subject to appeal. Judge Cote considered the amendment futile on the ground that constructive fraudulent transfer claims are barred by the safe harbor provision of Section 546(e), which defines “financial institution” to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include, in certain circumstances, the customers of traditional financial institutions, including Tribune.

On July 12, 2019, the Trustee filed a notice of appeal to the Second Circuit from the April 23, 2019, decision denying leave to amend the complaint to add constructive fraudulent transfer claims. On July 15, 2019, the Trustee filed a corrected notice of appeal to remedy technical errors with the notice filed on July 12, 2019. Briefing on these matters began in January 2020, and was completed and fully submitted to the Second Circuit by June 2020. Oral argument is anticipated to occur in 2020, with a decision expected in 2021.

At this stage in the proceedings, management does not believe that a loss is probable and, in any event, is unable to reasonably estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Index Manager. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of pure index S&P 500 index funds underlying variable insurance products (“VIPs”) (the “Performance Group”) and with a broader group of funds consisting of all pure index S&P 500 index funds underlying VIPs (the

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

“Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of S&P 500 index funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Index Manager the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking in the first quartile of the Performance Group for all periods shown and of the Performance Universe for four of the six periods shown). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board also noted that the fund had a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no funds advised or administered by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee to the Index Manager in relation to the fee paid to the Adviser by the fund and the respective services provided by the Index Manager and the

Adviser. The Board also took into consideration that the Index Manager’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Index Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

• The Board concluded that the fees paid to the Adviser and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Index Manager, of the Adviser and the Index Manager and the services provided to the fund by the Adviser and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited) (continued)

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Stock Index Fund, Inc.
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Index Manager
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0763SA0620

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      August 7, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      August 6, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)